Leases - Narrative (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Jan. 31, 2021
Leases [Abstract]
Obligation owed under lease agreement	$ 5,722	$ 6,907	$ 10,500
Operating lease, weighted-average remaining lease term	3 years 4 months 24 days	4 years 2 months 12 days
Operating lease, weighted-average discount rate	5.60%	5.60%